UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

Finsbury Dials
20 Finsbury Street
London EC2Y 9AQ

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(Address of principal executive offices) (Zip code)

CSC

Suite 3100

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 302 791 1763

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Date of fiscal year end: December 31

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Date of reporting period: September 30, 2007

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

	DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCKS — (unless otherwise noted)
CHINA (39.8%)
Airlines (1.1%)
	Air China, Ltd. ‘H’	1,212,000	1,730,571
Beverages (0.9%)
	Yantai Changyu Pioneer Wine Co. ‘B’	212,000	1,371,454
Commercial Banks (6.1%)
	China Construction Bank Corp. ‘H’	6,068,000	5,534,210
	China Merchants Bank Co., Ltd. ‘H’	990,000	4,349,003
			9,883,213
Construction Materials (2.2%)
	Angang Steel Co., Ltd. ‘H’	292,000	1,130,611
	China National Building Material Co., Ltd. ‘H’	746,000	2,456,646
			3,587,257
Health Care Equipment & Supplies (0.0%) (g)
	Health Asia Medicentres (a)††	1,000,000	—
Hotels, Restaurants & Leisure (1.1%)
	Ajisen China Holdings, Ltd. (a)	830,000	925,680
	Ctrip.com International, Ltd. ADR	17,304	896,347
			1,822,027
Insurance (6.8%)
	China Life Insurance Co., Ltd. ‘H’	1,767,000	10,148,967
	Ping An Insurance Group Co. of China, Ltd. ‘H’	68,000	941,207
			11,090,174
Internet Software & Services (1.5%)
	Tencent Holdings, Ltd.	380,000	2,453,868
Investment Company (3.1%)
	JF China Pioneer A-Share Fund (a) (b)	121,639	4,910,566
Machinery (1.1%)
	Shanghai Zhenhua Port Machinery Co. ‘B’	660,394	1,820,046
Marine (3.3%)
	China Shipping Container Lines Co., Ltd. ‘H’	1,640,100	1,272,189
	China COSCO Holdings Co., Ltd. ‘H’	1,327,800	4,150,523
			5,422,712
Metals & Mining (1.7%)
	Aluminum Corp. of China, Ltd. ‘H’	980,000	2,817,523
Multiline Retail (1.5%)
	Intime Department Store Group Co., Ltd. (a)	950,000	841,990
	Parkson Retail Group, Ltd.	178,500	1,609,608
			2,451,598
Oil, Gas & Consumable Fuels (5.6%)
	China Petroleum & Chemical Corp. ‘H’	3,697,000	4,619,021
	China Shenhua Energy Co., Ltd. ‘H’	743,000	4,463,438
			9,082,459
Real Estate Management & Development (3.8%)
	China Aoyuan Property Group, Ltd. (a)	150,000	100,336
	E-House China Holdings, Ltd. ADR (a)	42,380	970,502

	Guangzhou R&F Properties Co., Ltd. ‘H’	610,800	2,883,560
	Shimao Property Holdings, Ltd.	753,000	2,290,815
			6,245,213
	TOTAL CHINA		64,688,681
HONG KONG (33.3%)
Distributors (1.3%)
	Li & Fung, Ltd.	488,600	2,074,107
Diversified Financial Services (4.4%)
	Hong Kong Exchanges & Clearing, Ltd.	236,000	7,213,105

Independent Power Producers & Energy Traders (1.5%)
	China Resources Power Holdings Co.	792,000	2,460,403
Industrial Conglomerates (0.7%)
	Hutchison Whampoa Ltd.	102,000	1,091,004
Leisure Equipment & Products (0.9%)
	Li Ning Co., Ltd.	420,000	1,450,633
Marine (1.4%)
	Pacific Basin Shipping, Ltd.	1,080,000	2,267,294
Multiline Retail (0.7%)
	Lifestyle International Holdings, Ltd.	417,000	1,174,746
Real Estate Management & Development (8.7%)
	Cheung Kong Holdings, Ltd.	402,000	6,629,456
	Hang Lung Properties, Ltd.	756,000	3,384,269
	Kerry Properties, Ltd.	433,800	3,331,407
	Shun TAK Holdings, Ltd.	546,000	879,348
			14,224,480
Oil, Gas & Consumable Fuels (2.1%)
	CNOOC, Ltd.	2,025,000	3,401,982
Specialty Retail (3.0%)
	Belle International Holdings, Ltd.	1,270,000	1,669,623
	Esprit Holdings, Ltd.	197,000	3,129,659
			4,799,282
Wireless Telecommunication Services (8.6%)
	China Mobile, Ltd.	854,000	13,984,602
	TOTAL HONG KONG		54,141,638
TAIWAN (24.6%)
Chemicals (2.4%)
	Formosa Chemicals & Fibre Corp.	1,510,000	3,863,490
Communications Equipment (0.6%)
	Zyxel Communications Corp.	533,700	958,321
Computers & Peripherals (4.3%)
	Foxconn Technology Co., Ltd.	126,850	1,469,260
	InnoLux Display Corp.	425,294	1,824,457
	Innolux Display Corp. Warrants 03. Oct. 2008 (UBS AG)	519,214	2,227,361
	Wistron Corp.	823,732	1,489,204
			7,010,282
Construction Materials (0.8%)
	Asia Cement Corp.	793,760	1,383,942
Electronic Equipment & Instruments (6.8%)
	Chroma ATE, Inc.	380,596	932,976

	Delta Electronics, Inc.	412,000	1,596,997
	HON HAI Precision Industry Co., Ltd.	844,740	6,367,582
	Tripod Technology Corp.	255,348	1,040,640
	TXC Corp.	477,240	1,089,456
			11,027,651
Insurance (2.0%)
	Cathay Financial Holding Co., Ltd.	1,367,895	3,235,836
Machinery (0.5%)
	Topoint Technology Co., Ltd.	234,903	748,580
Semiconductors & Semiconductor Equipment (7.2%)
	MediaTek, Inc.	173,084	3,118,535
	Richtek Technology Corp.	122,300	1,454,034
	Siliconware Precision Industries Co.	976,473	2,199,196
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,986,538	3,871,421
	Vanguard International Semiconductor Corp.	1,282,841	1,153,712
			11,796,898
	TOTAL TAIWAN		40,025,000

TOTAL INVESTMENTS
(97.7% of Net Assets)
(Cost $94,819,073)	158,855,319
Other Assets Less Liabilities
(2.3% of Net Assets)	3,734,711

NET ASSETS — 100.0%	$162,590,030

As of September 30, 2007, aggregate cost for Federal income tax purposes was $94,819,073. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	$64,056,099
Excess of cost over market value	(19,853)
Net unrealized gain	$64,036,246

(a)	Non-income producing security.
(b)	Investment in affiliate.
(g)	Amounts round to less than 0.1%
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.
††	At fair value as determined under the supervision of the Board of Directors.
ADR	American Depository Reciept

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of March 31, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

Simon Crinage, President

(principal executive officer)

Date	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

Simon Crinage, President

(principal executive officer)

Date	November 14, 2007

By (Signature and Title)* /s/ ____________________________________

Michael J. James, Treasurer

(principal financial officer)

Date	November 14, 2007

* Print the name and title of each signing officer under his or her signature.